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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 24F-2
ANNUAL NOTICE OF SECURITIES SOLD
PURSUANT TO RULE 24F-2


READ INSTRUCTIONS AT END OF FORM BEFORE PREPARING FORM.

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1.	Name and address of issuer:

		FENIMORE ASSET MANAGEMENT TRUST
		384 North Grand Street
		P. P. Box 399
		Cobleskill, NY 12043-0399
------------------------------------

2.	The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or
classes): 		 .

		FAM SMALL CAP FUND

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3.	Investment Company Act File Number: 811-4750

	 Securities Act File Number:   33-7190

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4(a).	Last day of fiscal year for which this Form is filed:   12-31-2014



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4(b).	_______	Check box if this Form is being filed late (i.e., more
than 90 calendar days after the end of the issuer's fiscal year).
 (See Instruction A.2)

	Note: If the Form is being filed late, interest must be paid on the registration fee due.

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4(c).	________  Check box if this is the last time the issuer will be filing this Form.

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5.	Calculation of registration fee:

	(i)	Aggregate sale price of securities sold during the
		fiscal year pursuant to section 24(f):
		                                                  $25,192,600
		                                                     --------
	(ii)	Aggregate price of securities redeemed or
		repurchased during the fiscal year:
		            		                          $3,709,168

	(iii)	Aggregate price of securities redeemed or
		repurchased during any prior fiscal year ending no
		earlier than October 11, 1995 that were not
		previously used to reduce registration fees payable
		to the Commission:			               $ -0-


	(iv)	Total available redemption credits
           [add Items 5(ii) and 5(iii)]:
                    			                            $3,709,168

	(v)	Net sales - if Item 5(i) is greater than Item 5(iv)
	[subtract Item 5(iv) from Item 5(i)]:
        	                     			           $21,483,432

------------------------------------
	(vi)	Redemption credits available for use in future years
  			                                               $ -0-

		- if Item 5(i) is less than Item 5(iv) [subtract Item
		5(iv) from Item 5(i)]:

------------------------------------


	(vii)	Multiplier for determining registration fee (See
		Instruction C.9):
		                                                   x 0.0001162
		                                                         ---
	(viii) Registration fee due [multiply Item 5(v) by Item
	 5(vii)] (enter "0" if no fee is due):
                                                          =         $2496.37


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6.	Prepaid Shares
	If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities
     (number of shares or other units) deducted here:________.

      If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: ________.

------------------------------------

7.	Interest due - if this Form is being filed more than 90 days after the end of the issuer's fiscal year
	(see Instruction D):
 	           						       		 +$  -0-



8.	Total of the amount of the registration fee due plus any
	interest due [line 5(viii) plus line 7]:
	                                                      = $2496.37
	                                                        ------

9.	Date the registration fee and any interest payment was sent to the
Commission's lockbox depository:     January 22, 2015

		Method of Delivery:

			__X__ Wire Transfer
			____ Mail or other means


					SIGNATURES


This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title)*

		/s/ Joseph A. Bucci
		-------------------
		Treasurer
		-------------------
  		Date: January 23, 2015


		*Please print the name and title of the signing officer below the signature.